Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Non-controlling interests
Schedule of details of provisions in the consolidated balance sheet
The detail of Provisions in the consolidated balance sheets is as follows:

Million euros
	2019	2018	2017
Provision for pensions and other obligations post-employments	6,358	5,558	6,345
Other long term employee benefits	1,382	1,239	1,686
Provisions for taxes and other legal contingencies	3,057	3,174	3,181
Provisions for contingent liabilities and commitments (Note 2)	739	779	617
Other provisions	2,451	2,475	2,660
Provisions	13,987	13,225	14,489

Schedule of changes in provision in the last three years
The changes in Provisions in the last three years were as follows:

Million euros
	2019					2018					2017
	Provisions for pensions and other post-retirement obligations	Provision for other long term employee benefits	Provisions for contingent liabilities and commitments	Other provisions	Total	Provisions for pensions and other post-retirement obligations	Provision for other long term employee benefits	Provisions for contingent liabilities and commitments*	Other provisions	Total	Provisions for pensions and other post-retirement obligations	Provision for other long term employee benefits	Provisions for contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	5,558	1,239	779	5,649	13,225	6,345	1,686	814	5,841	14,686	6,576	1,712	459	5,712	14,459
Incorporation of Group companies, net	—	(1)	—	—	(1)	—	—	—	(30)	(30)	59	184	146	1,365	1,754
Additions charged to income:	173	729	(31)	2,836	3,707	38	251	(49)	2,253	2,493	237	293	(49)	2,863	3,344
Interest expense (Note 39)	128	17	—	—	145	165	21	—	—	186	175	23	—	—	198
Staff costs (Note 47)	65	7	—	—	72	78	6	—	—	84	82	6	—	—	88
Provisions or reversion of provisions	(20)	705	(31)	2,836	3,490	(205)	224	(49)	2,253	2,223	(20)	264	(49)	2,863	3,058
Addition	10	713	422	4,276	5,421	7	227	455	4,612	5,301	2	264	606	3,855	4,727
Release	(30)	(8)	(453)	(1,440)	(1,931)	(212)	(3)	(504)	(2,359)	(3,078)	(22)	—	(655)	(992)	(1,669)
Other additions arising from insurance contracts linked to pensions	4	—	—	—	4	(7)	—	—	—	(7)	(7)	—	—	—	(7)
Changes in value recognised in equity	1,520	—	—	—	1,520	(482)	—	—	—	(482)	369	—	—	—	369
Payments to pensioners and pre-retirees with a charge to internal provisions	(331)	(612)	—	—	(943)	(332)	(625)	—	—	(957)	(355)	(498)	—	—	(853)
Benefits paid due to settlements	—	—	—	—	—	—	—	—	—	—	(260)	—	—	—	(260)
Insurance premiums paid	(1)	—	—	—	(1)	(2)	—	—	—	(2)	—	—	—	—	—
Payments to external funds	(455)	—	—	—	(455)	(368)	—	—	—	(368)	(273)	—	—	—	(273)
Amounts used	—	—	—	(2,907)	(2,907)	—	—	(3)	(2,548)	(2,551)	—	—	(3)	(2,997)	(3,000)
Transfer, exchange differences and other changes	(110)	27	(9)	(70)	(162)	366	(73)	17	133	443	(1)	(5)	64	(1,102)	(1,044)
Balances at end of year	6,358	1,382	739	5,508	13,987	5,558	1,239	779	5,649	13,225	6,345	1,686	617	5,841	14,489

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January, 2018 (Note 1.d).

Schedule of provision for pensions and similar obligations
The detail of Provisions for pensions and similar obligations is as follows:

Million euros
	2019	2018	2017
Provisions for post-employment plans - Spanish entities	3,951	3,930	4,274
Provisions for other similar obligations - Spanish entities	1,321	1,189	1,643
Of which: pre-retirements	1,303	1,172	1,630
Provisions for post-employment plans - United Kingdom	329	130	323
Provisions for post-employment plans - Other subsidiaries	2,078	1,498	1,748
Provisions for other similar obligations - Other subsidiaries	61	50	43
Provision for pensions and other obligations post -employments and Other long term employee benefits	7,740	6,797	8,031
Of which: defined benefits	7,731	6,791	8,026

Other combined provisions
Non-controlling interests
Schedule of other provisions by geographical area and by type of provision
The detail, by geographical area, of Provisions for taxes and other legal contingencies and Other provisions is as follows:

Million euros
	2019	2018	2017
Recognised by Spanish companies	1,381	1,647	1,666
Recognised by other EU companies	1,100	1,044	1,127
Recognised by other companies	3,027	2,958	3,048
Of which:
Brazil	2,484	2,496	2,504
	5,508	5,649	5,841

Set forth below is the detail, by type of provision, of the balance at 31 December 2019, 2018 and 2017 of Provisions for taxes and other legal contingencies and Other provisions.
The types of provision were determined by grouping together items of a similar nature:

Million euros
	2019	2018	2017
Provisions for taxes	759	864	1,006
Provisions for employment-related proceedings (Brazil)	776	859	868
Provisions for other legal proceedings	1,522	1,451	1,307
Provision for customer remediation	725	652	885
Regulatory framework-related provisions	67	105	101
Provision for restructuring	641	492	360
Other	1,018	1,226	1,314
	5,508	5,649	5,841

Provisions For Pensions And Similar Obligations Member
Non-controlling interests
Schedule of other provisions by geographical area and by type of provision	The following table shows the estimated benefits payable at 31 December 2019 for the next ten years:

Million euros
2020	391
2021	362
2022	388
2023	403
2024	428
2025 to 2029	2,450

SPAIN
Non-controlling interests
Schedule of actuarial assumptions used to calculate defined benefit obligations
Actuarial assumptions used: unbiased and mutually compatible. Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	Post-employment plans			Other similar obligations
	2019	2018	2017	2019	2018	2017
Annual discount rate	0.80%	1.55%	1.40% and 1.38% B. Popular	0.80%	1.55%	1.40%
Mortality tables	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Annual salary increase rate	1.25%*	2.00%*	B. Popular 1.75% in 2018 and Rest B. Santander 1.25%	N/A	N/A	N/A
Annual social security pension increase rate	1.00%	1.00%	1.00%	N/A	N/A	N/A
Annual benefit increase rate	N/A	N/A	N/A	0%	From 0% to 1.50%	From 0% to 1.50%

*	Corresponds to the Group’s defined-benefit obligations.

Disclosure of expected rate of return assumptions
The fair value of insurance contracts was determined as the present value of the related payment obligations, taking into account the following assumptions:

	Post-employment plans			Other similar obligations
	2019	2018	2017	2019	2018	2017
Expected rate of return on plan assets	0.80%	1.55%	1.40%	0.80%	1.55%	1.40%
Expected rate of return on reimbursement rights	0.80%	1.55%	1.40%	N/A	N/A	N/A

Schedule of funding status of the defined benefit obligations
The funding status of the defined benefit obligations in 2019 and the four preceding years is as follows:

Million euros
	Post-employment plans					Other similar obligations
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015
Present value of the obligations:
To current employees	59	60	138	50	48	—	—	—	—	—
Vested obligations to retired employees	5,393	5,332	5,662	4,423	4,551	—	—	—	—	—
To pre-retirees employees	—	—	—	—	—	1,317	1,187	1,647	1,644	1,801
Long-service bonuses and other benefits	—	—	—	—	—	18	17	13	13	12
Other	42	35	112	383	380	—	—	—	—	—
	5,494	5,427	5,912	4,856	4,979	1,335	1,204	1,660	1,657	1,813
Less - Fair value of plan assets	1,547	1,500	1,640	157	157	14	15	17	—	—
Provisions - Provisions for pensions	3,947	3,927	4,272	4,699	4,822	1,321	1,189	1,643	1,657	1,813
Of which:
Internal provisions for pensions	3,759	3,720	4,036	4,432	4,524	1,321	1,189	1,642	1,657	1,813
Insurance contracts linked to pensions (Note 14)	192	210	238	269	299	—	—	1	—	—
Unrecognised net assets for pensions	(4)	(3)	(2)	(2)	(1)	—	—	—	—	—

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

Million euros
	Post-employment plans			Other similar obligations
	2019	2018	2017	2019	2018	2017
Current service cost	12	18	16	1	1	1
Interest cost (net)	53	73	79	15	18	21
Expected return on insurance contracts linked to pensions	(2)	(4)	(4)	—	—	—
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	—	—	—	7	7	13
Past service cost	3	3	—	1	5	—
Pre-retirement cost	1	1	—	687	208	248
Other	(29)	(4)	(2)	(2)	—	—
	38	87	89	709	239	283

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued defined benefit obligations were as follows:

Million euros
	Post-employment plans			Other similar obligations
	2019	2018	2017	2019	2018	2017
Present value of the obligations at beginning of year	5,427	5,912	4,856	1,204	1,660	1,657
Incorporation of Group companies, net	—	(36)	1,563	(1)	—	202
Current service cost	12	18	16	1	1	1
Interest cost	72	99	94	15	18	21
Pre-retirement cost	1	1	—	687	208	248
Effect of curtailment/settlement	(29)	(4)	(2)	(2)	—	—
Benefits paid	(400)	(423)	(388)	(599)	(617)	(490)
Benefits paid due to settlements	—	—	(260)	—	—	—
Past service cost	3	3	—	1	5	—
Actuarial (gains)/losses	407	(145)	57	7	6	13
Demographic actuarial (gains)/losses	15	(21)	(7)	(9)	(3)	10
Financial actuarial (gains)/losses	392	(124)	64	16	9	3
Exchange differences and other items	1	2	(24)	22	(77)	8
Present value of the obligations at end of year	5,494	5,427	5,912	1,335	1,204	1,660

Schedule of changes in fair value of plan assets
The changes in the fair value of plan assets and of insurance contracts linked to pensions were as follows:

Plan Assets
Million euros
	Post-employment plans			Other similar obligations
	2019	2018	2017	2019	2018	2017
Fair value of plan assets at beginning of year	1,500	1,640	157	15	17	—
Incorporation of Group companies, net	—	—	1,507	—	—	18
Expected return on plan assets	19	26	15	—	—	—
Benefits paid	(108)	(115)	(58)	(2)	(2)	(1)
Contributions/(surrenders)	8	21	3	—	—	—
Actuarial gains/(losses)	128	(73)	24	—	(1)	—
Exchange differences and other items	—	1	(8)	1	1	—
Fair value of plan assets at end of year	1,547	1,500	1,640	14	15	17

Schedule of insurance contracts linked to pensions

Insurance Contracts linked to pensions
Million euros
	Post-employment plans			Other similar obligations
	2019	2018	2017	2019	2018	2017
Fair value of insurance contracts linked to pensions at beginning of year	210	238	269	—	1	—
Incorporation of Group companies, net	—	—	—	—	—	2
Expected return on insurance contracts linked to pensions	2	4	4	—	—	—
Benefits paid	(24)	(27)	(29)	—	(1)	(1)
Paid premiums	—	2	1	—	—	—
Actuarial gains/(losses)	4	(7)	(7)	—	—	—
Fair value of insurance contracts linked to pensions at end of year	192	210	238	—	—	1

Schedule of maturity of estimated benefits payments	The following table shows the estimated benefits payable at 31 December 2019 for the next ten years:

Million euros
2020	836
2021	638
2022	569
2023	491
2024	421
2025 to 2029	1,560

UK
Non-controlling interests
Schedule of actuarial assumptions used to calculate defined benefit obligations
Actuarial assumptions used: unbiased and mutually compatible. Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	2019	2018	2017
Annual discount rate	2.11%	2.90%	2.49%
Mortality tables	"S3 Middle" tables weighted at 84% CMI_2018 projection with initial addition 0.15%, smoothing parameter 7 and 1.25% improvements	108/86 S2 Light	108/86 S2 Light
Cumulative annual CPI growth	3.01%	3.22%	3.15%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.91%	2.94%	2.94%

Schedule of funding status of the defined benefit obligations
The funding status of the defined benefit obligations in 2019 and the four preceding years is as follows:

Million euros
	2019	2018	2017	2016	2015
Present value of the obligations	14,297	12,079	13,056	12,955	12,271
Less-
Fair value of plan assets	14,755	12,887	13,239	13,118	12,880
Provisions - Provisions for pensions	(458)	(808)	(183)	(163)	(609)
Of which:
Internal provisions for pensions	329	130	323	306	150
Net assets for pensions	(787)	(938)	(506)	(469)	(759)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

Million euros
	2019	2018	2017
Current service cost	27	31	36
Interest cost (net)	(24)	(6)	(6)
	3	25	30

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued defined benefit obligations were as follows:

Million euros
	2019	2018	2017
Present value of the obligations at beginning of year	12,079	13,056	12,955
Current service cost	27	31	36
Interest cost	352	320	347
Benefits paid	(441)	(489)	(445)
Contributions made by employees	18	24	20
Past service cost	—	—	—
Actuarial (gains)/losses	1,594	(766)	602
Demographic actuarial (gains)/losses	48	(21)	(184)
Financial actuarial (gains)/losses	1,546	(745)	786
Exchange differences and other items	668	(97)	(459)
Present value of the obligations at end of year	14,297	12,079	13,056

Schedule of changes in fair value of plan assets
The changes in the fair value of the plan assets were as follows:

Mllion euros
	2019	2018	2017
Fair value of plan assets at beginning of year	12,887	13,239	13,118
Expected return on plan assets	376	326	353
Benefits paid	(441)	(489)	(445)
Contributions	244	209	208
Actuarial gains/(losses)	993	(285)	481
Exchange differences and other items	696	(113)	(476)
Fair value of plan assets at end of year	14,755	12,887	13,239

Schedule of main categories of plan assets	The main categories of plan assets as a percentage of total plan assets are as follows:

	2019	2018	2017
Equity instruments	12%	17%	20%
Debt instruments	46%	50%	46%
Properties	11%	10%	13%
Other	31%	23%	21%

Other Foreign Countries
Non-controlling interests
Schedule of provision for pensions and similar obligations
The funding status of the obligations similar to post-employment benefits and other long-term benefits in 2019 and the four preceding years is as follows:

Million euros
	2019	Of which business in Brazil	2018	2017	2016	2015
Present value of the obligations	10,717	7,774	9,116	9,534	9,876	8,337
Less-
Of which: with a charge to the participants	176	176	167	193	153	133
Fair value of plan assets	8,826	6,875	7,743	7,927	8,445	7,008
Provisions - Provisions for pensions	1,715	723	1,206	1,414	1,278	1,196
Of which:
Internal provisions for pensions	2,129	1,098	1,541	1,787	1,613	1,478
Net assets for pensions	(116)	(77)	(77)	(98)	(52)	(28)
Unrecognised net assets for pensions	(298)	(298)	(258)	(275)	(283)	(254)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to these obligations are as follows:

Million euros
	2019	2018	2017
Current service cost	32	34	35
Interest cost (net)	101	101	104
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	12	5	1
Past service cost	6	3	3
Pre-retirement cost	—	(6)	—
Other	(1)	(203)	(19)
	150	(66)	124

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued obligations were as follows:

Million euros
	2019	2018	2017
Present value of the obligations at beginning of year	9,116	9,534	9,876
Incorporation of Group companies, net	—	36	165
Current service cost	32	34	35
Interest cost	651	646	807
Pre-retirement cost	—	(6)	—
Effect of curtailment/settlement	(1)	(199)	(19)
Benefits paid	(666)	(634)	(716)
Benefits paid due to settlements	—	—	(24)
Contributions made by employees	5	5	6
Past service cost	6	3	3
Actuarial (gains)/losses	1,652	390	404
Demographic actuarial (gains)/losses	3	(59)	(140)
Financial actuarial (gains)/losses	1,649	449	544
Exchange differences and other items	(78)	(693)	(1,003)
Present value of the obligations at end of year	10,717	9,116	9,534

Schedule of changes in fair value of plan assets
The changes in the fair value of the plan assets were as follows:

Million euros
	2019	2018	2017
Fair value of plan assets at beginning of year	7,743	7,927	8,445
Incorporation of Group companies, net	—	—	166
Expected return on plan assets	573	573	732
Benefits paid	(613)	(602)	(683)
Benefits paid due to settlements	—	—	(24)
Contributions	214	199	94
Actuarial gains/(losses)	1,021	308	203
Exchange differences and other items	(112)	(662)	(1,006)
Fair value of plan assets at end of year	8,826	7,743	7,927

Schedule of maturity of estimated benefits payments	The following table shows the estimated benefits payable at 31 December 2019 for the next ten years:

Million euros
2020	609
2021	615
2022	629
2023	641
2024	655
2025 to 2029	3,418

Schedule of main categories of plan assets	The main categories of plan assets as a percentage of total plan assets are as follows:

	2019	2018	2017
Equity instruments	8%	7%	6%
Debt instruments	84%	83%	84%
Properties	1%	1%	3%
Other	7%	9%	7%